Recently Issued Accounting Standards	11 Months Ended
Dec. 29, 2013
Recently Issued Accounting Standards [Abstract]
Recently Issued Accounting Standards
Recently Issued Accounting Standards

In February 2013, the FASB issued an amendment to the comprehensive income standard to improve the transparency of reporting reclassifications out of accumulated other comprehensive income/loss. Other comprehensive income/loss includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income/loss into net income. The amendments do not change the current requirements for reporting net income or other comprehensive income/loss in financial statements. The new amendments will require the Company to present the effects on income statement line items of certain significant amounts reclassified out of accumulated other comprehensive income/loss, and cross-reference to other disclosures currently required under U.S. generally accepted accounting principles for certain other reclassification items. The Company adopted this revised standard in the first quarter of the transition period. The adoption of this revised standard did not impact our results of operations or financial position.

In December 2011, the FASB issued an amendment on disclosures about offsetting assets and liabilities.  The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position as well as instruments and transactions subject to an agreement similar to a master netting arrangement. The Company was required to adopt this amendment on the first day of Fiscal 2014, and this adoption only impacted the notes to the financial statements and not the financial results.